Inventories - Schedule of Inventories (Detail) $ in Thousands	Dec. 31, 2017 USD ($)
Inventory Disclosure [Abstract]
Raw materials	$ 492
Original equipment manufacturer materials	2,536
Work in process	900
Finished goods	1,155
Inventory, Net	$ 5,083